SCHEDULE OF LIABILITIES FAIR VALUE MEASURED (Details) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Platform Operator, Crypto-Asset [Line Items]
Change in fair value of contingent liabilities	$ 714,000	$ (1,792,000)	$ 1,990,000	$ (3,622,000)	$ 1,606,000	$ (1,387,000)
Fair Value, Inputs, Level 3 [Member]
Platform Operator, Crypto-Asset [Line Items]
Beginning Balance			14,530,725	$ 13,798,346	13,798,346
Change in fair value of contingent liabilities			(1,990,000)		(1,606,000)
Derivative liabilities extinguished pursuant to unit private placement			(4,823,725)
Derivative liabilities issued pursuant to OID Purchase Agreement			5,461,702
Ending Balance	$ 13,178,702		$ 13,178,702		14,530,725	$ 13,798,346
Derivative liabilities issued pursuant to Unit Purchase Agreement					$ 2,338,379